                                      2002

--------------------------------------------------------------------------------

     Nationwide(R) Variable Account-10
     December 31, 2002

     [LOGO] The BEST of AMERICA (R)

                                                                   Annual Report

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                                                            [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

                                 APO-4740-12/02

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                               [LOGO] Nationalwide

                        NATIONWIDE LIFE INSURANCE COMPANY

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-10.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                         -------------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 30.This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-10
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:
   Investments at fair value:

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         12,674 shares (cost $91,987)...........................................   $   65,396

      American Century VP International Fund - Class I (ACVPInt)
         16,233 shares (cost $152,105)..........................................       84,576

      American Century VP Value Fund - Class I (ACVPVal)
         5,973 shares (cost $41,876)............................................       36,552

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         945 shares (cost $9,806)...............................................        7,239

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         349 shares (cost $4,289)...............................................        3,398

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         4,246 shares (cost $51,337)............................................       46,790

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         404 shares (cost $3,861)...............................................        3,868

      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         4,134 shares (cost $149,240)...........................................       78,133

      Dreyfus Stock Index Fund (DryStkIx)
         9,826 shares (cost $315,424)...........................................      220,787

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         1,231 shares (cost $46,894)............................................       35,434

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         2,405 shares (cost $19,002)............................................       16,979

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         12,304 shares (cost $136,211)..........................................      144,081

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         3,716 shares (cost $87,822)............................................       67,260

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         5,442 shares (cost $219,773)...........................................      127,022

      Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
         1,723 shares (cost $10,924)............................................       10,181

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         2,029 shares (cost $36,655)............................................       22,199

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         4,413 shares (cost $102,518)...........................................       79,608

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class
         (FidVIPGrOPS) 1,833 shares (cost $33,872) .............................   $   21,441

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         2,412 shares (cost $18,041) ...........................................       14,450

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
         445 shares (cost $3,872) ..............................................        3,646

      Gartmore GVIT Global Technology and Communications Fund - Class I
          (GVITGITech) 1,210 shares (cost $6,934) ..............................        2,893

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         21,821 shares (cost $257,511) .........................................      267,957

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         5,258 shares (cost $87,974) ...........................................       39,541

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         250,499 shares (cost $250,499) ........................................      250,499

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         421 shares (cost $4,215) ..............................................        3,031

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         2,376 shares (cost $36,932) ...........................................       22,955

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         13,395 shares (cost $135,801) .........................................       98,718

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         5,394 shares (cost $107,543) ..........................................       83,115

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         11,448 shares (cost $129,546) .........................................       92,726

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         731 shares (cost $6,574) ..............................................        5,008

      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         6,397 shares (cost $61,347) ...........................................       51,563

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         8,151 shares (cost $218,575) ..........................................      140,525

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         22,743 shares (cost $155,216) .........................................       54,811

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         3,784 shares (cost $113,129) ..........................................       65,004

      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         2,554 shares (cost $23,742) ...........................................       23,702

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         718 shares (cost $10,340) .............................................        7,681

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         3,975 shares (cost $77,727) ...........................................       47,582

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         919 shares (cost $14,558) .............................................       10,471

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         2,760 shares (cost $189,724) ..........................................   $   80,676

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         4,128 shares (cost $189,342) ..........................................      109,897

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         2,404 shares (cost $65,723) ...........................................       42,554

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
         (OppMSGrInc) 10,776 shares (cost $234,891) ............................      165,084

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         1,419 shares (cost $19,846) ...........................................       10,359

      Strong Opportunity Fund II, Inc.(StOpp2)
         4,375 shares (cost $96,587) ...........................................       60,678

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         531 shares (cost $1,977) ..............................................        1,104

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         181 shares (cost $1,524) ..............................................        1,424

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         3,739 shares (cost $42,352) ...........................................       38,507

      Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)
         6,497 shares (cost $80,979) ...........................................       73,612
                                                                                   ----------
            Total Investments ..................................................    2,940,717
   Accounts Receivable .........................................................          177
                                                                                   ----------
            Total Assets .......................................................    2,940,894
Accounts Payable ...............................................................           --
                                                                                   ----------
Contract Owners' Equity (note 4) ...............................................   $2,940,894
                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                     Total     ACVPIncGr   ACVPInt   ACVPUltra   ACVPVal   ComGVITVal   CSLCapV
                                                       ---------   ---------   -------   ---------   -------   ----------   -------
   Reinvested dividends.............................   $  39,580        806        745         --        495         92         40
   Mortality and expense risk charges (note 2)......     (46,052)    (1,036)    (1,328)       (13)      (682)       (93)       (55)
                                                       ---------    -------    -------     ------    -------     ------     ------
      Net investment income (loss)..................      (6,472)      (230)      (583)       (13)      (187)        (1)       (15)
                                                       ---------    -------    -------     ------    -------     ------     ------

   Proceeds from mutual fund shares sold............     723,412      6,210      7,941      5,270     19,231         93         55
   Cost of mutual fund shares sold..................    (952,374)    (8,735)   (13,133)    (5,731)   (20,154)      (129)       (60)
                                                       ---------    -------    -------     ------    -------     ------     ------
      Realized gain (loss) on investments...........    (228,962)    (2,525)    (5,192)      (461)      (923)       (36)        (5)
   Change in unrealized gain (loss)
      on investments................................    (463,362)   (14,355)   (17,154)        --     (9,462)    (1,704)    (1,063)
                                                       ---------    -------    -------     ------    -------     ------     ------
      Net gain (loss) on investments................    (692,324)   (16,880)   (22,346)      (461)   (10,385)    (1,740)    (1,068)
                                                       ---------    -------    -------     ------    -------     ------     ------
   Reinvested capital gains.........................      15,380         --         --         --      3,206         --         --
                                                       ---------    -------    -------     ------    -------     ------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(683,416)   (17,110)   (22,929)      (474)    (7,366)    (1,741)    (1,083)
                                                       =========    =======    =======     ======    =======     ======     ======

Investment activity:                                   DryMidCapIx
                                                       -----------
   Reinvested dividends.............................         197
   Mortality and expense risk charges (note 2)......        (772)
                                                         -------
      Net investment income (loss)..................        (575)
                                                         -------

   Proceeds from mutual fund shares sold............      32,754
   Cost of mutual fund shares sold..................     (37,444)
                                                         -------
      Realized gain (loss) on investments...........      (4,690)
   Change in unrealized gain (loss)
      on investments................................      (5,070)
                                                         -------
      Net gain (loss) on investments................      (9,760)
                                                         -------
   Reinvested capital gains.........................         451
                                                         -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........      (9,884)
                                                         =======

Investment activity:                                   DryEuroEq   DrySmCapIxS   DrySRGro   DryStkIx   DryVIFApp   FGVITHiInc
                                                       ---------   -----------   --------   --------   ---------   ----------
   Reinvested dividends.............................    $    --            6          209      3,306        437       1,398
   Mortality and expense risk charges (note 2)......        (45)         (31)      (1,319)    (3,402)      (564)       (230)
                                                        -------      -------      -------    -------     ------       -----
      Net investment income (loss)..................        (45)         (25)      (1,110)       (96)      (127)      1,168
                                                        -------      -------      -------    -------     ------       -----

   Proceeds from mutual fund shares sold............      3,282       11,743        9,177     14,464      4,148         230
   Cost of mutual fund shares sold..................     (6,254)     (11,369)     (17,497)   (22,273)    (5,360)       (256)
                                                        -------      -------      -------    -------     ------       -----
      Realized gain (loss) on investments...........     (2,972)         374       (8,320)    (7,809)    (1,212)        (26)
   Change in unrealized gain (loss)
      on investments................................      1,662            7      (24,779)   (57,166)    (6,536)       (880)
                                                        -------      -------      -------    -------     ------       -----
      Net gain (loss) on investments................     (1,310)         381      (33,099)   (64,975)    (7,748)       (906)
                                                        -------      -------      -------    -------     ------       -----
   Reinvested capital gains.........................         --           --         --           --         --          --
                                                        -------      -------      -------    -------     ------       -----
         Net increase (decrease) in contract owners'
            equity resulting from operations........    $(1,355)         356      (34,209)   (65,071)    (7,875)        262
                                                        =======      =======      =======    =======     ======       =====

Investment activity:                                   FedQualBd   FidVIPEIS
                                                       ---------   ---------
   Reinvested dividends.............................      4,043       1,186
   Mortality and expense risk charges (note 2)......     (1,895)     (1,014)
                                                        -------     -------
      Net investment income (loss)..................      2,148         172
                                                        -------     -------

   Proceeds from mutual fund shares sold............     45,749       1,017
   Cost of mutual fund shares sold..................    (42,522)     (1,227)
                                                        -------     -------
      Realized gain (loss) on investments...........      3,227        (210)
   Change in unrealized gain (loss)
      on investments................................      3,848     (16,043)
                                                        -------     -------
      Net gain (loss) on investments................      7,075     (16,253)
                                                        -------     -------
   Reinvested capital gains.........................      1,513       1,709
                                                        -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     10,736     (14,372)
                                                        =======     =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPConS   FidVIPGrOPS   GVITEmMrkts
                                                       ---------   ---------   ---------   ----------   -----------   -----------
   Reinvested dividends.............................    $    234      1,225         198          647          221            25
   Mortality and expense risk charges (note 2)......      (2,216)      (137)       (388)      (1,211)        (337)         (121)
                                                        --------    -------     -------      -------       ------        ------
      Net investment income (loss)..................      (1,982)     1,088        (190)        (564)        (116)          (96)
                                                        --------    -------     -------      -------       ------        ------

   Proceeds from mutual fund shares sold............      20,029      6,792       7,097       10,411          341           121
   Cost of mutual fund shares sold..................     (40,946)   (11,409)    (13,401)     (14,205)        (514)         (157)
                                                        --------    -------     -------      -------       ------        ------
      Realized gain (loss) on investments...........     (20,917)    (4,617)     (6,304)      (3,794)        (173)          (36)
   Change in unrealized gain (loss)
      on investments................................     (38,836)     3,642        (388)      (5,539)      (6,115)       (1,587)
                                                        --------    -------     -------      -------       ------        ------
      Net gain (loss) on investments................     (59,753)      (975)     (6,692)      (9,333)      (6,288)       (1,623)
                                                        --------    -------     -------      -------       ------        ------
   Reinvested capital gains.........................          --         --          --           --           --            --
                                                        --------    -------     -------      -------       ------        ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    $(61,735)       113      (6,882)      (9,897)      (6,404)       (1,719)
                                                        ========    =======     =======      =======       ======        ======

Investment activity:                                   GVITGIHlth   GVITGITech
                                                       ----------   ----------
   Reinvested dividends.............................         --           27
   Mortality and expense risk charges (note 2)......        (12)         (52)
                                                         ------       ------
      Net investment income (loss)..................        (12)         (25)
                                                         ------       ------

   Proceeds from mutual fund shares sold............      1,506           53
   Cost of mutual fund shares sold..................     (1,547)        (113)
                                                         ------       ------
      Realized gain (loss) on investments...........        (41)         (60)
   Change in unrealized gain (loss)
      on investments................................       (226)      (2,149)
                                                         ------       ------
      Net gain (loss) on investments................       (267)      (2,209)
                                                         ------       ------
   Reinvested capital gains ........................         --           --
                                                         ------       ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........       (279)      (2,234)
                                                         ======       ======

Investment activity:                                   GVITGvtBd   GVITGrowth   GVITIntGro   GVITMyMkt   GVITLead   NWGVITStrVal
                                                       ---------   ----------   ----------   ---------   --------   ------------
   Reinvested dividends.............................    $  9,684          --          --         3,675         40           1
   Mortality and expense risk charges (note 2)......      (3,061)       (658)         --        (4,240)       (28)        (49)
                                                        --------     -------      ------      --------    -------      ------
      Net investment income (loss)..................       6,623        (658)         --          (565)        12         (48)
                                                        --------     -------      ------      --------    -------      ------

   Proceeds from mutual fund shares sold............      22,091         662       4,305       193,527     10,686          49
   Cost of mutual fund shares sold..................     (20,409)     (1,786)     (6,087)     (193,527)   (11,829)        (60)
                                                        --------     -------      ------      --------    -------      ------
      Realized gain (loss) on investments...........       1,682      (1,124)     (1,782)           --     (1,143)        (11)
   Change in unrealized gain (loss)
      on investments................................       9,783     (14,928)      1,487            --         --      (1,029)
                                                        --------     -------      ------      --------    -------      ------
      Net gain (loss) on investments................      11,465     (16,052)       (295)           --     (1,143)     (1,040)
                                                        --------     -------      ------      --------    -------      ------
   Reinvested capital gains.........................       2,059          --          --            --         --          --
                                                        --------     -------      ------      --------    -------      ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    $ 20,147     (16,710)       (295)         (565)    (1,131)     (1,088)
                                                        ========     =======      ======      ========    =======      ======

Investment activity:                                   GVITSmCapGr   GVITSmCapVal
                                                       -----------   ------------
   Reinvested dividends.............................          --             11
   Mortality and expense risk charges (note 2)......        (492)        (1,764)
                                                         -------        -------
      Net investment income (loss)..................        (492)        (1,753)
                                                         -------        -------

   Proceeds from mutual fund shares sold............      11,986         42,831
   Cost of mutual fund shares sold..................     (18,812)       (53,413)
                                                         -------        -------
      Realized gain (loss) on investments...........      (6,826)       (10,582)
   Change in unrealized gain (loss)
      on investments................................      (8,382)       (35,477)
                                                         -------        -------
      Net gain (loss) on investments................     (15,208)       (46,059)
                                                         -------        -------
   Reinvested capital gains.........................          --          3,455
                                                         -------        -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (15,700)       (44,357)
                                                         =======        =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITSmComp   GVITTotRt   GVITWLead   JPMorBal
                                                       ----------   ---------   ---------   --------
   Reinvested dividends.............................    $     --         908         71       1,192
   Mortality and expense risk charges (note 2)......      (1,292)     (1,493)       (91)       (742)
                                                        --------     -------     ------      ------
      Net investment income (loss)..................      (1,292)       (585)       (20)        450
                                                        --------     -------     ------      ------

   Proceeds from mutual fund shares sold............      17,743      10,099      2,664         742
   Cost of mutual fund shares sold..................     (24,077)    (22,622)    (4,445)       (921)
                                                        --------     -------     ------      ------
      Realized gain (loss) on investments...........      (6,334)    (12,523)    (1,781)       (179)
   Change in unrealized gain (loss)
      on investments................................     (10,576)     (8,400)      (291)     (8,000)
                                                        --------     -------     ------      ------
      Net gain (loss) on investments................     (16,910)    (20,923)    (2,072)     (8,179)
                                                        --------     -------     ------      ------
   Reinvested capital gains.........................          --          --         --          --
                                                        --------     -------     ------      ------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    $(18,202)    (21,508)    (2,092)     (7,729)
                                                        ========     =======     ======      ======

Investment activity:                                   JanCapAp   JanGITech   JanIntGro   MGVITMultiSec
                                                       --------   ---------   ---------   -------------
   Reinvested dividends.............................       494          --         507        1,248
   Mortality and expense risk charges (note 2)......    (2,253)       (989)     (1,093)        (325)
                                                       -------     -------     -------       ------
      Net investment income (loss)..................    (1,759)       (989)       (586)         923
                                                       -------     -------     -------       ------

   Proceeds from mutual fund shares sold............    14,404       1,823       8,977        1,189
   Cost of mutual fund shares sold..................   (25,998)     (6,940)    (17,696)      (1,172)
                                                       -------     -------     -------       ------
      Realized gain (loss) on investments...........   (11,594)     (5,117)     (8,719)          17
   Change in unrealized gain (loss)
      on investments................................   (16,497)    (31,786)    (15,445)         359
                                                       -------     -------     -------       ------
      Net gain (loss) on investments................   (28,091)    (36,903)    (24,164)         376
                                                       -------     -------     -------       ------
   Reinvested capital gains.........................        --          --          --           --
                                                       -------     -------     -------       ------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........   (29,850)    (37,892)    (24,750)       1,299
                                                       =======     =======     =======       ======

Investment activity:                                   NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro
                                                       ----------   ---------   ---------   ---------
   Reinvested dividends.............................    $     87          --         78          674
   Mortality and expense risk charges (note 2)......        (157)       (906)      (200)      (1,347)
                                                        --------     -------     ------      -------
      Net investment income (loss)..................         (70)       (906)      (122)        (673)
                                                        --------     -------     ------      -------

   Proceeds from mutual fund shares sold............       9,526      19,280      2,255        6,628
   Cost of mutual fund shares sold..................     (10,984)    (32,749)    (3,391)     (20,129)
                                                        --------     -------     ------      -------
      Realized gain (loss) on investments...........      (1,458)    (13,469)    (1,136)     (13,501)
   Change in unrealized gain (loss)
      on investments................................      (2,018)    (11,219)    (3,183)     (19,932)
                                                        --------     -------     ------      -------
      Net gain (loss) on investments................      (3,476)    (24,688)    (4,319)     (33,433)
                                                        --------     -------     ------      -------
   Reinvested capital gains.........................          --          --         --           --
                                                        --------     -------     ------      -------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    $ (3,546)    (25,594)    (4,441)     (34,106)
                                                        ========     =======     ======      =======

Investment activity:                                   OppCapAp   OppGlSec   OppMSGrInc   SGVITMdCpGr
                                                       --------   --------   ----------   -----------
   Reinvested dividends.............................       803        272       1,432            --
   Mortality and expense risk charges (note 2)......    (1,812)      (702)     (2,685)         (352)
                                                       -------    -------     -------       -------
      Net investment income (loss)..................    (1,009)      (430)     (1,253)         (352)
                                                       -------    -------     -------       -------

   Proceeds from mutual fund shares sold............    10,712     41,310      15,795        19,913
   Cost of mutual fund shares sold..................   (17,496)   (53,588)    (22,248)      (41,309)
                                                       -------    -------     -------       -------
      Realized gain (loss) on investments...........    (6,784)   (12,278)     (6,453)      (21,396)
   Change in unrealized gain (loss)
      on investments................................   (35,681)    (2,249)    (34,591)        7,453
                                                       -------    -------     -------       -------
      Net gain (loss) on investments................   (42,465)   (14,527)    (41,044)      (13,943)
                                                       -------    -------     -------       -------
   Reinvested capital gains.........................        --         --          --            --
                                                       -------    -------     -------       -------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........   (43,474)   (14,957)    (42,297)      (14,295)
                                                       =======    =======     =======       =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    StOpp2   TurnGVITGro  VEWrldEMkt  VEWrldHAs  VKEmMkt  VKMidCapG  VKUSRealEst
                                                       --------  -----------  ----------  ---------  -------  ---------  -----------
   Reinvested dividends.............................   $    285        --            2         254      --         --       2,325
   Mortality and expense risk charges (note 2)......     (1,073)      (45)         (18)       (495)     --        (32)       (705)
                                                       --------    ------       ------     -------     ---     ------      ------
      Net investment income (loss)..................       (788)      (45)         (16)       (241)     --        (32)      1,620
                                                       --------    ------       ------     -------     ---     ------      ------

   Proceeds from mutual fund shares sold............     20,767     2,890        2,517      11,607       1      2,328       6,391
   Cost of mutual fund shares sold..................    (35,831)   (5,656)      (2,732)    (12,471)     (1)    (3,435)     (6,124)
                                                       --------    ------       ------     -------     ---     ------      ------
      Realized gain (loss) on investments...........    (15,064)   (2,766)        (215)       (864)     --     (1,107)        267
   Change in unrealized gain (loss)
      on investments................................    (12,722)      419           15      (1,952)     --        (88)     (8,539)
                                                       --------    ------       ------     -------     ---     ------      ------
      Net gain (loss) on investments................    (27,786)   (2,347)        (200)     (2,816)     --     (1,195)     (8,272)
                                                       --------    ------       ------     -------     ---     ------      ------
   Reinvested capital gains.........................      1,326        --           --          --      --         --       1,661
                                                       --------    ------       ------     -------     ---     ------      ------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........   $(27,248)   (2,392)        (216)     (3,057)     --     (1,227)     (4,991)
                                                       ========    ======       ======     =======     ===     ======      ======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                     Total               ACVPIncGr           ACVPInt          ACVPUltra
                                            ----------------------   ----------------   -----------------   -------------
Investment activity:                           2002         2001       2002     2001      2002      2001     2002    2001
                                            ----------   ---------   -------   ------   -------   -------   ------   ----
   Net investment income (loss)..........   $   (6,472)      6,829      (230)    (441)     (583)   (1,562)     (13)    --
   Realized gain (loss) on investments...     (228,962)   (139,756)   (2,525)    (256)   (5,192)   (4,501)    (461)    --
   Change in unrealized gain (loss)
      on investments.....................     (463,362)   (489,282)  (14,355)  (7,904)  (17,154)  (49,944)      --     --
   Reinvested capital gains..............       15,380     116,103        --       --        --    11,566       --     --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---

      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (683,416)   (506,106)  (17,110)  (8,601)  (22,929)  (44,441)    (474)    --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........       78,595   1,399,375     4,024    4,400     1,956      (147)      --     --
   Transfers between funds...............           --          --    (5,224)   7,702    (1,654)   36,858    5,731     --
   Surrenders (note 3)...................     (134,425)   (728,124)       --       --        --        --   (5,257)    --
   Adjustment to maintain reserves.......       (6,190)     (7,306)       (7)     (12)       (7)      (19)      --     --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---
         Net equity transactions.........      (62,020)    663,945    (1,207)  12,090       295    36,692      474     --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---

Net change in contract owners' equity         (745,436)    157,839   (18,317)   3,489   (22,634)   (7,749)      --     --
Contract owners' equity beginning
   of period.............................    3,686,330   3,528,491    83,709   80,220   107,198   114,947       --     --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---
Contract owners' equity end of period....   $2,940,894   3,686,330    65,392   83,709    84,564   107,198       --     --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---

CHANGES IN UNITS:
   Beginning units.......................      410,687     340,844     9,269    8,026    12,788     9,575       --     --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---
   Units purchased.......................       30,427     346,563       206    1,243       374     3,213      521     --
   Units redeemed........................      (44,378)   (276,720)     (368)      --      (313)       --     (521)    --
                                            ----------   ---------   -------   ------   -------   -------   ------    ---
   Ending units..........................      396,736     410,687     9,107    9,269    12,849    12,788       --     --
                                            ==========   =========   =======   ======   =======   =======   ======    ===

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  ACVPVal         ComGVITVal         CSLCapV         DryMidCapIx
                                            -----------------   --------------   --------------   ----------------
Investment activity:                          2002      2001     2002     2001    2002     2001    2002      2001
                                            --------   ------   ------   -----   ------   -----   -------   ------
   Net investment income (loss)..........   $   (187)    (159)      (1)      7      (15)    (63)     (575)    (240)
   Realized gain (loss) on investments...       (923)      --      (36)    (13)      (5)      3    (4,690)     (36)
   Change in unrealized gain (loss)
      on investments.....................     (9,462)   4,138   (1,704)   (873)  (1,063)     39    (5,070)     523
   Reinvested capital gains..............      3,206       --       --      --       --      --       451      372
                                            --------   ------   ------   -----   ------   -----   -------   ------

      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (7,366)   3,979   (1,741)   (879)  (1,083)    (21)   (9,884)     619
                                            --------   ------   ------   -----   ------   -----   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........         --        1       --      --       --      --    11,695      889
   Transfers between funds...............     (6,643)  46,583    1,681   3,269       --      --   (13,092)  62,210
   Surrenders (note 3)...................         --       --       --      --       --      --    (5,642)      --
   Adjustment to maintain reserves.......         (7)       3       (2)     (3)       1      (1)       (6)      (6)
                                            --------   ------   ------   -----   ------   -----   -------   ------
         Net equity transactions.........     (6,650)  46,587    1,679   3,266        1      (1)   (7,045)  63,093
                                            --------   ------   ------   -----   ------   -----   -------   ------

Net change in contract owners' equity....    (14,016)  50,566      (62)  2,387   (1,082)    (22)  (16,929)  63,712
Contract owners' equity beginning
   of period.............................     50,566       --    7,298   4,911    4,476   4,498    63,712       --
                                            --------   ------   ------   -----   ------   -----   -------   ------
Contract owners' equity end of period....   $ 36,550   50,566    7,236   7,298    3,394   4,476    46,783   63,712
                                            ========   ======   ======   =====   ======   =====   =======   ======

CHANGES IN UNITS:
   Beginning units.......................      3,962       --      839     489      419     419     4,929       --
                                            --------   ------   ------   -----   ------   -----   -------   ------
   Units purchased.......................        192    3,962      288     350       --      --     1,289    4,929
   Units redeemed........................       (830)      --       --      --       --      --    (1,884)      --
                                            --------   ------   ------   -----   ------   -----   -------   ------
   Ending units..........................      3,324    3,962    1,127     839      419     419     4,334    4,929
                                            ========   ======   ======   =====   ======   =====   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      DryEuroEq       DrySmCapIxS         DrySRGro            DryStkIx
                                                  ----------------   -------------   -----------------   -----------------
Investment activity:                                2002     2001     2002    2001     2002      2001      2002      2001
                                                  -------   ------   ------   ----   -------   -------   -------   -------
   Net investment income (loss)................   $   (45)     (64)     (25)    --    (1,110)   (1,545)      (96)     (538)
   Realized gain (loss) on investments.........    (2,972)    (918)     374     --    (8,320)     (604)   (7,809)   (1,294)
   Change in unrealized gain (loss)
      on investments...........................     1,662   (1,786)       7     --   (24,779)  (28,986)  (57,166)  (28,042)
   Reinvested capital gains....................        --       --       --     --        --        --        --     1,425
                                                  -------   ------   ------   ----   -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................    (1,355)  (2,768)     356     --   (34,209)  (31,135)  (65,071)  (28,449)
                                                  -------   ------   ------   ----   -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).................        --       --    9,594     --       (19)     (866)   11,586     8,193
   Transfers between funds.....................    (3,237)   1,956   (1,868)    --        18    38,295     1,626   167,925
   Surrenders (note 3).........................        --       --   (4,214)    --        --        --        --        --
   Adjustment to maintain reserves.............        (2)       2        2     --        (7)      (14)      (23)      (29)
                                                  -------   ------   ------   ----   -------   -------   -------   -------
         Net equity transactions...............    (3,239)   1,958    3,514     --        (8)   37,415    13,189   176,089
                                                  -------   ------   ------   ----   -------   -------   -------   -------

Net change in contract owners' equity..........    (4,594)    (810)   3,870     --   (34,217)    6,280   (51,882)  147,640
Contract owners' equity beginning
   of period...................................     4,594    5,404       --     --   112,341   106,061   272,642   125,002
                                                  -------   ------   ------   ----   -------   -------   -------   -------
Contract owners' equity end of period..........   $    --    4,594    3,870     --    78,124   112,341   220,760   272,642
                                                  =======   ======   ======   ====   =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units.............................       523      436       --     --    13,983    10,077    30,781    12,219
                                                  -------   ------   ------   ----   -------   -------   -------   -------
   Units purchased.............................        --      338      509     --     1,024     3,906     1,778    18,562
   Units redeemed..............................      (523)    (251)      --     --    (1,127)       --        --        --
                                                  -------   ------   ------   ----   -------   -------   -------   -------
   Ending units................................        --      523      509     --    13,880    13,983    32,559    30,781
                                                  =======   ======   ======   ====   =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      DryVIFApp          FGVITHiInc         FedQualBd           FidVIPEIS
                                                  -----------------   ---------------   -----------------   ----------------
Investment activity:                                2002      2001     2002     2001      2002      2001      2002     2001
                                                  --------   ------   ------   ------   -------   -------   -------   ------
   Net investment income (loss)................   $   (127)    (225)   1,168    1,166     2,148       913       172      (81)
   Realized gain (loss) on investments.........     (1,212)    (313)     (26)    (513)    3,227     6,818      (210)     (44)
   Change in unrealized gain (loss)
      on investments...........................     (6,536)  (4,358)    (880)    (732)    3,848        76   (16,043)  (6,850)
   Reinvested capital gains....................         --       --       --       --     1,513       299     1,709    2,527
                                                  --------   ------   ------   ------   -------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................     (7,875)  (4,896)     262      (79)   10,736     8,106   (14,372)  (4,448)
                                                  --------   ------   ------   ------   -------   -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).................         --       10      111      (34)      (38)       (3)      692    7,121
   Transfers between funds.....................     (1,671)  13,003    2,417   10,024    43,614    (4,228)    6,612   26,695
   Surrenders (note 3).........................         --       --       --       --   (23,338)       --        --       --
   Adjustment to maintain reserves.............         (7)      (2)       3        2        (5)      (17)      (11)      (8)
                                                  --------   ------   ------   ------   -------   -------   -------   ------
         Net equity transactions...............     (1,678)  13,011    2,531    9,992    20,233    (4,248)    7,293   33,808
                                                  --------   ------   ------   ------   -------   -------   -------   ------

Net change in contract owners' equity..........     (9,553)   8,115    2,793    9,913    30,969     3,858    (7,079)  29,360
Contract owners' equity beginning
   of period...................................     44,979   36,864   14,188    4,275   113,104   109,246    74,331   44,971
                                                  --------   ------   ------   ------   -------   -------   -------   ------
Contract owners' equity end of period..........   $ 35,426   44,979   16,981   14,188   144,073   113,104    67,252   74,331
                                                  ========   ======   ======   ======   =======   =======   =======   ======

CHANGES IN UNITS:
   Beginning units.............................      4,671    3,423    1,489      461     9,786    10,066     7,182    4,066
                                                  --------   ------   ------   ------   -------   -------   -------   ------
   Units purchased.............................        225    1,248      262    2,342     2,275       182       758    3,116
   Units redeemed..............................       (416)      --       --   (1,314)     (495)     (462)       --       --
                                                  --------   ------   ------   ------   -------   -------   -------   ------
   Ending units................................      4,480    4,671    1,751    1,489    11,566     9,786     7,940    7,182
                                                  ========   ======   ======   ======   =======   =======   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPGrS          FidVIPHIS          FidVIPOvS           FidVIPConS
                                                  ------------------   ---------------   -----------------   -----------------
Investment activity:                                2002       2001     2002     2001      2002      2001      2002      2001
                                                  --------   -------   ------   ------   -------   -------   -------   -------
   Net investment income (loss)................   $ (1,982)   (2,712)   1,088    1,068      (190)    1,038      (564)     (656)
   Realized gain (loss) on investments ........    (20,917)  (13,640)  (4,617)     (71)   (6,304)     (329)   (3,794)     (294)
   Change in unrealized gain (loss)
      on investments...........................    (38,836)  (35,062)   3,642   (3,642)     (388)  (12,196)   (5,539)  (14,530)
   Reinvested capital gains....................         --    11,144       --       --        --     2,498        --     2,606
                                                  --------   -------   ------   ------   -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................    (61,735)  (40,270)     113   (2,645)   (6,882)   (8,989)   (9,897)  (12,874)
                                                  --------   -------   ------   ------   -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).................      6,742     8,089       --       --        --      (618)       --       (99)
   Transfers between funds.....................    (10,948)   95,023   (1,610)  10,788    (6,704)   11,469    (3,297)   33,327
   Surrenders (note 3).........................         --        --       --       --        --        --        --        --
   Adjustment to maintain reserves.............        (18)      (31)       1       (2)       --        (1)       (4)      (11)
                                                  --------   -------   ------   ------   -------   -------   -------   -------
         Net equity transactions...............     (4,224)  103,081   (1,609)  10,786    (6,704)   10,850    (3,301)   33,217
                                                  --------   -------   ------   ------   -------   -------   -------   -------

Net change in contract owners' equity..........    (65,959)   62,811   (1,496)   8,141   (13,586)    1,861   (13,198)   20,343
Contract owners' equity beginning
   of period...................................    192,964   130,153   11,678    3,537    35,783    33,922    92,798    72,455
                                                  --------   -------   ------   ------   -------   -------   -------   -------
Contract owners' equity end of period..........   $127,005   192,964   10,182   11,678    22,197    35,783    79,600    92,798
                                                  ========   =======   ======   ======   =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units.............................     22,131    12,108    1,699      447     4,667     3,434     9,921     6,693
                                                  --------   -------   ------   ------   -------   -------   -------   -------
   Units purchased.............................         69    10,023       --    1,252        --     1,233         1     3,228
   Units redeemed..............................     (1,035)       --     (249)      --      (981)       --      (393)       --
                                                  --------   -------   ------   ------   -------   -------   -------   -------
   Ending units................................     21,165    22,131    1,450    1,699     3,686     4,667     9,529     9,921
                                                  ========   =======   ======   ======   =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FidVIPGrOPS       GVITEmMrkts       GVITGIHIth       GVITGITech
                                                  ----------------   ---------------   -------------   ---------------
Investment activity:                                2002     2001     2002     2001     2002    2001    2002     2001
                                                  -------   ------   ------   ------   ------   ----   ------   ------
   Net investment income (loss)................   $  (116)    (332)     (96)     (55)     (12)   --       (25)     (58)
   Realized gain (loss) on investments.........      (173)    (127)     (36)     (27)     (41)   --       (60)     (23)
   Change in unrealized gain (loss)
      on investments...........................    (6,115)  (4,590)  (1,587)  (2,004)    (226)   --    (2,149)  (1,892)
   Reinvested capital gains....................        --       --       --       --       --    --        --       --
                                                  -------   ------   ------   ------   ------   ----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................    (6,404)  (5,049)  (1,719)  (2,086)    (279)   --    (2,234)  (1,973)
                                                  -------   ------   ------   ------   ------   ----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).................        --       --       --      220    5,419    --        --      138
   Transfers between funds.....................        --    4,072    8,019   10,017   (1,494)   --        --    6,963
   Surrenders (note 3).........................        --       --       --       --       --    --        --       --
   Adjustment to maintain reserves.............        (3)      --        1       (2)      (2)   --        (1)      (1)
                                                  -------   ------   ------   ------   ------   ----   ------   ------
         Net equity transactions...............        (3)   4,072    8,020   10,235    3,923    --        (1)   7,100
                                                  -------   ------   ------   ------   ------   ----   ------   ------

Net change in contract owners' equity..........    (6,407)    (977)   6,301    8,149    3,644    --    (2,235)   5,127
Contract owners' equity beginning
   of period...................................    27,845   28,822    8,149       --       --    --     5,127       --
                                                  -------   ------   ------   ------   ------   ----   ------   ------
Contract owners' equity end of period..........   $21,438   27,845   14,450    8,149    3,644    --     2,892    5,127
                                                  =======   ======   ======   ======   ======   ====   ======   ======
CHANGES IN UNITS:

   Beginning units.............................     3,807    3,324    1,004       --       --    --     1,514       --
                                                  -------   ------   ------   ------   ------   ----   ------   ------
   Units purchased.............................        --      483    1,126    1,004      441    --        --    1,514
   Units redeemed..............................        --       --       --       --       --    --        --       --
                                                  -------   ------   ------   ------   ------   ----   ------   ------
   Ending units................................     3,807    3,807    2,130    1,004      441    --     1,514    1,514
                                                  =======   ======   ======   ======   ======   ====   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITGvtBd            GVITGrowth         GVITIntGro           GVITMyMkt
                                               ------------------   -----------------   ---------------   ---------------------
                                                 2002       2001     2002      2001      2002     2001      2002        2001
Investment activity:                           --------   -------   -------   -------   ------   ------   --------   ----------
   Net investment income (loss) ............   $  6,623     6,524      (658)     (735)      --       15       (565)      16,118
   Realized gain (loss) on investments......      1,682     3,247    (1,124)     (794)  (1,782)      --         --           --
   Change in unrealized gain (loss)
      on investments .......................      9,783    (2,321)  (14,928)  (18,598)   1,487   (1,492)        --           --
   Reinvested capital gains ................      2,059       231        --        --       --       --         --           --
                                               --------   -------   -------   -------   ------   ------   --------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     20,147     7,681   (16,710)  (20,127)    (295)  (1,477)      (565)      16,118
                                               --------   -------   -------   -------   ------   ------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      6,136    13,117       584     6,199       --       --      2,735    1,346,923
   Transfers between funds .................     70,337    49,379        --    35,111       --       --    (77,960)  (1,478,009)
   Surrenders (note 3) .....................         --    (5,301)       --        --       --       --    (73,003)    (722,823)
   Adjustment to maintain reserves .........        (21)      (19)       (3)       (5)     295    1,477     (4,423)         (45)
                                               --------   -------   -------   -------   ------   ------   --------   ----------
         Net equity transactions ...........     76,452    57,176       581    41,305      295    1,477   (152,651)    (853,954)
                                               --------   -------   -------   -------   ------   ------   --------   ----------

Net change in contract owners' equity ......     96,599    64,857   (16,129)   21,178       --       --   (153,216)    (837,836)
Contract owners' equity beginning
   of period ...............................    171,335   106,478    55,664    34,486       --       --    403,649    1,241,485
                                               --------   -------   -------   -------   ------   ------   --------   ----------
Contract owners' equity end of period ......   $267,934   171,335    39,535    55,664       --       --    250,433      403,649
                                               ========   =======   =======   =======   ======   ======   ========   ==========

CHANGES IN UNITS:

   Beginning units .........................     14,698     9,659    10,377     4,555       --       --     37,457      117,676
                                               --------   -------   -------   -------   ------   ------   --------   ----------
   Units purchased .........................      6,306     8,907       110     5,822       --       --          1      186,955
   Units redeemed ..........................         --    (3,868)       --        --       --       --    (14,171)    (267,174)
                                               --------   -------   -------   -------   ------   ------   --------   ----------
   Ending units ............................     21,004    14,698    10,487    10,377       --       --     23,287       37,457
                                               ========   =======   =======   =======   ======   ======   ========   ==========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITLead       NWGVITStrVal       GVITSmCapGr        GVITSmCapVal
                                               --------------   --------------   ----------------   -----------------
                                                 2002    2001    2002     2001     2002     2001      2002      2001
Investment activity:                           -------   ----   ------   -----   -------   ------   -------   -------
   Net investment income (loss) ............   $    12    --       (48)    (38)     (492)    (653)   (1,753)   (1,242)
   Realized gain (loss) on investments .....    (1,143)   --       (11)     (2)   (6,826)  (2,218)  (10,582)    1,302
   Change in unrealized gain (loss)
      on investments .......................        --    --    (1,029)   (164)   (8,382)  (2,620)  (35,477)    3,644
   Reinvested capital gains ................        --    --        --       6        --       --     3,455     9,809
                                               -------   ----   ------   -----   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (1,131)   --    (1,088)   (198)  (15,700)  (5,491)  (44,357)   13,513
                                               -------   ----   ------   -----   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        --    --        --      --         6   (1,382)    2,112       731
   Transfers between funds .................    11,789    --        --      --   (11,501)  32,845   (10,291)  101,790
   Surrenders (note 3) .....................   (10,658)   --        --      --        --       --        --        --
   Adjustment to maintain reserves .........        --    --        (1)     (1)     (657)    (727)      (23)       (4)
                                               -------   ----   ------   -----   -------   ------   -------   -------
         Net equity transactions ...........     1,131    --        (1)     (1)  (12,152)  30,736    (8,202)  102,517
                                               -------   ----   ------   -----   -------   ------   -------   -------

Net change in contract owners' equity ......        --    --    (1,089)   (199)  (27,852)  25,245   (52,559)  116,030
Contract owners' equity beginning
      of period ............................        --    --     4,122   4,321    50,801   25,556   151,257    35,227
                                               -------   ----   ------   -----   -------   ------   -------   -------
Contract owners' equity end of period ......   $    --    --     3,033   4,122    22,949   50,801    98,698   151,257
                                               =======   ====   ======   =====   =======   ======   =======   =======

CHANGES IN UNITS:

   Beginning units .........................        --    --       377     377     4,240    1,875     9,815     2,891
                                               -------   ----   ------   -----   -------   ------   -------   -------
   Units purchased .........................        --    --        --      --        --    2,365     1,652     6,924
   Units redeemed ..........................        --    --        --      --    (1,328)      --    (2,549)       --
                                               -------   ----   ------   -----   -------   ------   -------   -------
   Ending units ............................        --    --       377     377     2,912    4,240     8,918     9,815
                                               =======   ====   ======   =====   =======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSmComp           GVITTotRt          GVITWLead         JPMorBal
                                               ------------------   -----------------   ---------------   ---------------
Investment activity:                             2002       2001      2002      2001     2002     2001     2002     2001
                                               --------   -------   -------   -------   ------   ------   ------   ------
   Net investment income (loss) ............   $ (1,292)   (1,194)     (585)     (689)     (20)      47      450      398
   Realized gain (loss) on investments .....     (6,334)     (310)  (12,523)  (19,657)  (1,781)     (35)    (179)     (55)
   Change in unrealized gain (loss)
      on investments .......................    (10,576)   (6,560)   (8,400)    1,551     (291)  (1,118)  (8,000)  (1,590)
   Reinvested capital gains ................         --        --        --     3,352       --       --       --       --
                                               --------   -------   -------   -------   ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (18,202)   (8,064)  (21,508)  (15,443)  (2,092)  (1,106)  (7,729)  (1,247)
                                               --------   -------   -------   -------   ------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        (35)      (59)      584    11,442       --       --       54     (153)
   Transfers between funds .................     (5,750)   41,819     2,580    44,266    2,866    6,538   18,655   37,797
   Surrenders (note 3) .....................         --        --    (5,449)       --   (2,572)      --       --       --
   Adjustment to maintain reserves .........         (8)       (4)      (17)      (10)      --       (8)      (4)      (9)
                                               --------   -------   -------   -------   ------   ------   ------   ------
         Net equity transactions ...........     (5,793)   41,756    (2,302)   55,698      294    6,530   18,705   37,635
                                               --------   -------   -------   -------   ------   ------   ------   ------

Net change in contract owners' equity ......    (23,995)   33,692   (23,810)   40,255   (1,798)   5,424   10,976   36,388
Contract owners'equity beginning
   of period ...............................    107,101    73,409   116,522    76,267    6,803    1,379   40,582    4,194
                                               --------   -------   -------   -------   ------   ------   ------   ------
Contract owners' equity end of period ......   $ 83,106   107,101    92,712   116,522    5,005    6,803   51,558   40,582
                                               ========   =======   =======   =======   ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units .........................      8,221     5,183    12,848     7,311      863      140    4,320      424
                                               --------   -------   -------   -------   ------   ------   ------   ------
   Units purchased .........................      1,001     3,038       177     6,871       --      723    2,028    3,896
   Units redeemed ..........................     (1,396)       --      (480)   (1,334)      --       --       --       --
                                               --------   -------   -------   -------   ------   ------   ------   ------
   Ending units ............................      7,826     8,221    12,545    12,848      863      863    6,348    4,320
                                               ========   =======   =======   =======   ======   ======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     JanCapAp           JanGITech           JanIntGro        MGVITMultiSec
                                               ------------------   -----------------   -----------------   ---------------
Investment activity:                             2002       2001      2002      2001      2002      2001     2002     2001
                                               --------   -------   -------   -------   -------   -------   ------   ------
   Net investment income (loss) ............   $ (1,759)   (1,105)     (989)     (967)     (586)     (634)     923      970
   Realized gain (loss) on investments .....    (11,594)   (4,628)   (5,117)  (24,136)   (8,719)   (1,728)      17        5
   Change in unrealized gain (loss)
      on investments .......................    (16,497)  (43,035)  (31,786)  (26,494)  (15,445)  (23,350)     359     (491)
   Reinvested capital gains ................         --        --        --        --        --        --       --       --
                                               --------   -------   -------   -------   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (29,850)  (48,768)  (37,892)  (51,597)  (24,750)  (25,712)   1,299      484
                                               --------   -------   -------   -------   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............         --    (1,759)       --    (1,531)      (12)     (336)      --       26
   Transfers between funds .................    (11,792)   91,164      (834)   27,976      (889)   51,201     (861)   10,193
   Surrenders (note 3) .....................         --        --        --        --        --        --       --       --
   Adjustment to maintain reserves .........       (870)   (3,142)   (2,095)   (8,143)     (134)     (466)       1       (8)
                                               --------   -------   -------   -------   -------   -------   ------   ------
         Net equity transactions ...........    (12,662)   86,263    (2,929)   18,302    (1,035)   50,399     (860)  10,211
                                               --------   -------   -------   -------   -------   -------   ------   ------

Net change in contract owners' equity ......    (42,512)   37,495   (40,821)  (33,295)  (25,785)   24,687      439   10,695
Contract owners' equity beginning
   of period ...............................    183,034   145,539    95,629   128,924    90,785    66,098   23,261   12,566
                                               --------   -------   -------   -------   -------   -------   ------   ------
Contract owners' equity end of period ......   $140,522   183,034    54,808    95,629    65,000    90,785   23,700   23,261
                                               ========   =======   =======   =======   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units .........................     29,207    17,900    23,812    19,841    14,723     8,093    2,130    1,182
                                               --------   -------   -------   -------   -------   -------   ------   ------
   Units purchased .........................         67    11,307        --     3,971     1,289     6,630       --      948
   Units redeemed ..........................     (2,226)       --      (381)       --    (1,613)       --      (77)      --
                                               --------   -------   -------   -------   -------   -------   ------   ------
   Ending units ............................     27,048    29,207    23,431    23,812    14,399    14,723    2,053    2,130
                                               ========   =======   =======   =======   =======   =======   ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                NBAMTGuard          NBAMTMCGr          NBAMTPart          OppAggGro
                                            ---------------   -----------------   ---------------   -----------------
Investment activity:                         2002     2001      2002      2001     2002     2001      2002      2001
                                            ------   ------   -------   -------   ------   ------   -------   -------
   Net investment income (loss) .........   $  (70)    (101)     (906)   (1,077)    (122)    (171)     (673)     (267)
   Realized gain (loss) on investments ..   (1,458)      --   (13,469)   (8,364)  (1,136)     (17)  (13,501)  (58,040)
   Change in unrealized gain (loss)
      on investments ....................   (2,018)    (696)  (11,219)  (14,188)  (3,183)  (1,152)  (19,932)  (34,566)
   Reinvested capital gains .............       --      334        --        --       --      623        --    26,736
                                            ------   ------   -------   -------   ------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,546)    (463)  (25,594)  (23,629)  (4,441)    (717)  (34,106)  (66,137)
                                            ------   ------   -------   -------   ------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,073       --        20      (979)      --      (29)       --    (3,472)
   Transfers between funds ..............   (5,164)   9,441    (5,107)   63,840   (2,053)   4,012    (5,263)   35,505
   Surrenders (note 3) ..................       --       --    (2,932)       --       --       --        --        --
   Adjustment to maintain reserves ......        4       (1)       (4)      (11)      (2)       7        (9)      (16)
                                            ------   ------   -------   -------   ------   ------   -------   -------
         Net equity transactions ........   (3,087)   9,440    (8,023)   62,850   (2,055)   3,990    (5,272)   32,017
                                            ------   ------   -------   -------   ------   ------   -------   -------

Net change in contract owners' equity ...    6,633)   8,977   (33,617)   39,221   (6,496)   3,273   (39,378)  (34,120)
Contract owners' equity beginning
   of period ............................   14,316    5,339    81,193    41,972   16,969   13,696   120,045   154,165
                                            ------   ------   -------   -------   ------   ------   -------   -------
Contract owners' equity end of period ...   $7,683   14,316    47,576    81,193   10,473   16,969    80,667   120,045
                                            ======   ======   =======   =======   ======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................    1,273      461     8,072     3,100    1,636    1,265    13,940    12,131
                                            ------   ------   -------   -------   ------   ------   -------   -------
   Units purchased ......................      132      812         3     4,972       --      371        --     3,871
   Units redeemed .......................     (463)      --    (1,286)       --     (286)      --      (783)   (2,062)
                                            ------   ------   -------   -------   ------   ------   -------   -------
   Ending units .........................      942    1,273     6,789     8,072    1,350    1,636    13,157    13,940
                                            ======   ======   =======   =======   ======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  OppCapAp             OppGlSec         OppMSGrInc          SGVITMdCpGr
                                            -------------------  -----------------   -----------------   -----------------
Investment activity:                           2002      2001      2002      2001      2002      2001      2002      2001
                                            --------   -------   -------   -------   -------   -------   -------   -------
   Net investment income (loss) .........   $ (1,009)   (1,229)     (430)      (30)   (1,253)   (1,705)     (352)     (598)
   Realized gain (loss) on investments ..     (6,784)   (4,164)  (12,278)     (979)   (6,453)     (631)  (21,396)   (2,029)
   Change in unrealized gain (loss)
      on investments ....................    (35,681)  (36,637)   (2,249)  (20,266)  (34,591)  (22,351)    7,453   (14,490)
   Reinvested capital gains .............         --    16,773        --    11,349        --        --        --        --
                                            --------   -------   -------   -------   -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (43,474)  (25,257)  (14,957)   (9,926)  (42,297)  (24,687)  (14,295)  (17,117)
                                            --------   -------   -------   -------   -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      2,112      (312)    6,136     4,236        21      (793)       96       211
   Transfers between funds ..............     (8,711)   46,682    (2,937)   26,467    (3,292)   59,255   (15,904)   27,943
   Surrenders (note 3) ..................         --        --        --        --        --        --    (1,360)       --
   Adjustment to maintain reserves ......        (14)      (20)    1,806     3,855       (19)      (20)       (2)      (13)
                                            --------   -------   -------   -------   -------   -------   -------   -------
         Net equity transactions ........     (6,613)   46,350     5,005    34,558    (3,290)   58,442   (17,170)   28,141
                                            --------   -------   -------   -------   -------   -------   -------   -------

Net change in contract owners' equity ...    (50,087)   21,093    (9,952)   24,632   (45,587)   33,755   (31,465)   11,024
Contract owners' equity beginning
   of period ............................    159,973   138,880    53,017    28,385   210,650   176,895    41,819    30,795
                                            --------   -------   -------   -------   -------   -------   -------   -------
Contract owners' equity end of period ...   $109,886   159,973    43,065    53,017   165,063   210,650    10,354    41,819
                                            ========   =======   =======   =======   =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................     14,674    10,980     6,429     2,985    23,752    17,667     5,127     2,594
                                            --------   -------   -------   -------   -------   -------   -------   -------
   Units purchased ......................        168     3,694       374     3,444     1,087     6,085        --     2,533
   Units redeemed .......................       (865)       --        (1)       --    (1,593)       --    (3,083)       --
                                            --------   -------   -------   -------   -------   -------   -------   -------
   Ending units .........................     13,977    14,674     6,802     6,429    23,246    23,752     2,044     5,127
                                            ========   =======   =======   =======   =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  StOpp2           TurnGVITGro      VEWrldEMkt       VEWrldHAs
                                            ------------------   ---------------   ------------   ---------------
Investment activity:                          2002       2001     2002     2001     2002   2001    2002     2001
                                            --------   -------   ------   ------   -----   ----   ------   ------
   Net investment income (loss)..........   $   (788)     (733)     (45)     (55)    (16)   (13)    (241)     (79)
   Realized gain (loss) on investments...    (15,064)     (279)  (2,766)     (12)   (215)  (330)    (864)      (7)
   Change in unrealized gain (loss)
      on investments.....................    (12,722)  (20,063)     419   (1,291)     15    281   (1,952)  (3,916)
   Reinvested capital gains..............      1,326    14,236       --       --      --     --       --       --
                                            --------   -------   ------   ------   -----   ----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (27,248)   (6,839)  (2,392)  (1,358)   (216)   (62)  (3,057)  (4,002)
                                            --------   -------   ------   ------   -----   ----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........      2,117       (11)      --       --      --     34       --       --
   Transfers between funds...............     (6,768)   63,214   (2,845)   7,700     801     --   11,377       --
   Surrenders (note 3)...................         --        --       --       --      --     --       --       --
   Adjustment to maintain reserves.......        115       173        3       (3)      1      1       (3)      (1)
                                            --------   -------   ------   ------   -----   ----   ------   ------
         Net equity transactions.........     (4,536)   63,376   (2,842)   7,697     802     35   11,374       (1)
                                            --------   -------   ------   ------   -----   ----   ------   ------

Net change in contract owners' equity....    (31,784)   56,537   (5,234)   6,339     586    (27)   8,317   (4,003)
Contract owners' equity beginning
   of period.............................     92,455    35,918    6,339       --     841    868   30,188   34,191
                                            --------   -------   ------   ------   -----   ----   ------   ------
Contract owners' equity end of period....   $ 60,671    92,455    1,105    6,339   1,427    841   38,505   30,188
                                            ========   =======   ======   ======   =====   ====   ======   ======

CHANGES IN UNITS:

   Beginning units.......................      9,952     3,679    1,668       --      97     97    3,018    3,018
                                            --------   -------   ------   ------   -----   ----   ------   ------
   Units purchased.......................         21     6,273        1    1,668      75     --    1,000       --
   Units redeemed........................       (922)       --   (1,153)      --      --     --       --       --
                                            --------   -------   ------   ------   -----   ----   ------   ------
   Ending units..........................      9,051     9,952      516    1,668     172     97    4,018    3,018
                                            ========   =======   ======   ======   =====   ====   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               VKEmMkt         VKMidCapG       VKUSRealEst
                                            -------------   --------------   ---------------
Investment activity:                        2002    2001     2002     2001    2002     2001
                                            ----   ------   ------   -----   ------   ------
   Net investment income (loss)..........   $--      (43)     (32)     (2)   1,620      656
   Realized gain (loss) on investments...    --      120   (1,107)     --      267      167
   Change in unrealized gain (loss)
      on investments.....................    --      186      (88)     89   (8,539)   1,031
   Reinvested capital gains..............    --       --       --      --    1,661      217
                                            ---   ------   ------   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    --      263   (1,227)     87   (4,991)   2,071
                                            ---   ------   ------   -----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    --       --       --      --    2,094      (22)
   Transfers between funds...............    --   (3,438)  (2,296)  3,438   49,537   21,920
   Surrenders (note 3)...................    --       --       --      --       --       --
   Adjustment to maintain reserves.......    --        4        1      (3)      (3)       8
                                            ---   ------   ------   -----   ------   ------
         Net equity transactions.........    --   (3,434)  (2,295)  3,435   51,628   21,906
                                            ---   ------   ------   -----   ------   ------

Net change in contract owners' equity....    --   (3,171)  (3,522)  3,522   46,637   23,977
Contract owners' equity beginning
   of period.............................    --    3,171    3,522      --   26,976    2,999
                                            ---   ------   ------   -----   ------   ------
Contract owners' equity end of period....   $--       --       --   3,522   73,613   26,976
                                            ===   ======   ======   =====   ======   ======

CHANGES IN UNITS:

   Beginning units.......................    --      255      587      --    2,010      242
                                            ---   ------   ------   -----   ------   ------
   Units purchased.......................    --       --       --     587    3,597    1,768
   Units redeemed........................    --     (255)    (587)     --       --       --
                                            ---   ------   ------   -----   ------   ------
   Ending units..........................    --       --       --     587    5,607    2,010
                                            ===   ======   ======   =====   ======   ======

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-10

                         NOTES TO FINANCIAL STATEMENTS

                           December 31,2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP Income & Growth Fund - Class I
                    (ACVPIncGr)
                  American Century VP International Fund - Class I(ACVPInt)
                 *American Century VP Ultra - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I(ACVPVal)

               Comstock GVIT Value Fund - Class I
               (formerly Nationwide(R) SAT Federated Equity Income Fund)
                  (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                 *Credit Suisse Trust - Global Post-Venture Capital Portfolio
                    (CSGPVen)
                 *Credit Suisse Trust - International Focus Portfolio
                    (CSIntEq)
                  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                 *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  Dreyfus IP - Small Cap Stock Index
                     Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                    (DryVIFApp)

               Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund
                  - Class I (FGVITHiInc)

               Portfolios of Federated Insurance Series (IS);
                     Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio: Service Class
                     (FidVIPGrS)
                  Fidelity(R) VIP - High Income Portfolio: Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio: Service Class
                     (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                     (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio:
                     Service Class (FidVIPGrOPS)
                 *Fidelity(R) VIP III - Value Strategies Portfolio: Service
                       Class (FidVIPValStS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
                 *Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                 *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                     (formerly Nationwide(R) SAT Capital Appreciation Fund)
                        (GVITGrowth)
                  Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                 *Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                     (GVITLead)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                 *Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
                  Gartmore GVIT Worldwide Leaders Fund - Class I
                     (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

               J.P.Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                  Class I (JPMorBal)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)

               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds, Inc.(Van
                  Kampen UIF);
                 *Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) *Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                     NOTES TO FINANCIAL STATEMENTS, Continued

          At December 31, 2002, contract owners have invested in all of the above funds except for those indicated with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the under-lying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $78,332 and $70,040, respectively, and total transfers from the Account to the fixed account were $134,425 and $182,780, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the period in the three year period ended December 31, 2002 and the period December 15, 1999 (commencement of operations) through December 31, 1999.

                                                          Contract                                      Investment
                                                          Expense               Unit       Contract       Income    Total
                                                           Rate*    Units   Fair Value  Owners' Equity    Ratio**   Return***
                                                          --------  ------  ----------  --------------  ----------  ---------
     American Century VP Income & Growth Fund - Class I
        2002 ..........................................     1.40%    9,108  $ 7.179590     $ 65,392        1.08%     -20.50%
        2001 ..........................................     1.40%    9,269    9.031047       83,709        0.88%      -9.64%
        2000 ..........................................     1.40%    8,026    9.994986       80,220        0.00%     -11.86%

     American Century VP International Fund - Class I
        2002 ..........................................     1.40%   12,849    6.581398       84,564        0.78%     -21.49%
        2001 ..........................................     1.40%   12,788    8.382669      107,198        0.10%     -30.17%
        2000 ..........................................     1.40%    9,575   12.004879      114,947        0.00%     -17.98%

     American Century VP Value Fund - Class I
        2002 ..........................................     1.40%    3,324   10.995838       36,550        1.14%     -13.84%
        2001 ..........................................     1.40%    3,962   12.762833       50,566        0.00%      11.23%

     Comstock GVIT Value Fund - Class I
        2002 ..........................................     1.40%    1,127    6.420208        7,236        1.27%     -26.19%
        2001 ..........................................     1.40%      839    8.698632        7,298        1.74%     -13.39%
        2000 ..........................................     1.40%      489   10.043488        4,911        0.49%     -11.87%

     Credit Suisse Trust - Large Cap Value Portfolio
        2002 ..........................................     1.40%      419    8.100504        3,394        1.02%     -24.17%
        2001 ..........................................     1.40%      419   10.682924        4,476        0.00%      -0.48%
        2000 ..........................................     1.40%      419   10.734004        4,498        2.09%       7.39%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2002 ..........................................     1.40%    4,334   10.794460       46,783        0.36%     -16.49%
        2001 ..........................................     1.40%    4,929   12.926038       63,712        0.68%      -2.70%

     Dreyfus IP - European Equity Portfolio
        2001 ..........................................     1.40%      523    8.783001        4,594        0.72%     -29.14%
        2000 ..........................................     1.40%      436   12.394036        5,404        0.42%      -3.35%

     Dreyfus IP - Small Cap Stock Index Portfolio
        - Service Class
        2002 ..........................................     1.40%     509     7.603573        3,870        0.31%     -23.96%5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc.-
        Initial Shares
        2002 ..........................................     1.40%   13,880    5.628516       78,124        0.22%     -29.94%
        2001 ..........................................     1.40%   13,983    8.034090      112,341        0.07%     -23.67%
        2000 ..........................................     1.40%   10,077   10.525008      106,061        1.62%     -12.27%

     Dreyfus Stock Index Fund
        2002 ..........................................     1.40%   32,559    6.780318      220,760        1.34%     -23.45%
        2001 ..........................................     1.40%   30,781    8.857475      272,642        1.45%     -13.42%
        2000 ..........................................     1.40%   12,219   10.230170      125,002        1.06%     -10.54%

                                                          Contract                                      Investment
                                                          Expense              Unit       Contract        Income      Total
                                                           Rate*     Units  Fair Value  Owners' Equity    Ratio**    Return***
                                                          --------  ------  ----------  --------------  ----------  ---------
     Dreyfus VIF - Appreciation Portfolio -
        Initial Shares
        2002 ..........................................     1.40%    4,480  $ 7.907593     $ 35,426       1.09%      -17.88%
        2001 ..........................................     1.40%    4,671    9.629488       44,979       0.95%      -10.59%
        2000 ..........................................     1.40%    3,423   10.769627       36,864       1.31%       -2.03%

     Federated GVIT High Income Bond Fund - Class I
        2002 ..........................................     1.40%    1,751    9.698125       16,981       8.97%        1.78%
        2001 ..........................................     1.40%    1,489    9.528493       14,188      14.75%        2.75%
        2000 ..........................................     1.40%      461    9.273545        4,275       7.93%       -9.55%

     Federated Quality Bond Fund II - Primary Shares
        2002 ..........................................     1.40%   11,566   12.456595      144,073       3.14%        7.78%
        2001 ..........................................     1.40%    9,786   11.557776      113,104       2.65%        6.49%
        2000 ..........................................     1.40%   10,066   10.852961      109,246       0.00%        8.91%

     Fidelity(R) VIP - Equity-Income Portfolio:
        Service Class
        2002 ..........................................     1.40%    7,940    8.470071       67,252       1.68%      -18.16%
        2001 ..........................................     1.40%    7,182   10.349678       74,331       1.44%       -6.43%
        2000 ..........................................     1.40%    4,066   11.060358       44,971       0.00%        6.80%

     Fidelity(R) VIP - Growth Portfolio: Service Class
        2002 ..........................................     1.40%   21,165    6.000703      127,005       0.15%      -31.18%
        2001 ..........................................     1.40%   22,131    8.719157      192,964       0.00%      -18.89%
        2000 ..........................................     1.40%   12,108   10.749298      130,153       0.01%      -12.31%

     Fidelity(R) VIP - High Income Portfolio:
        Service Class
        2002 ..........................................     1.40%    1,450    7.022305       10,182      11.21%        2.17%
        2001 ..........................................     1.40%    1,699    6.873318       11,678      16.19%      -13.14%
        2000 ..........................................     1.40%      447    7.912811        3,537       0.00%      -23.69%

     Fidelity(R) VIP - Overseas Portfolio:
        Service Class
        2002 ..........................................     1.40%    3,686    6.021853       22,197       0.68%      -21.46%
        2001 ..........................................     1.40%    4,667    7.667226       35,783       4.49%      -22.38%
        2000 ..........................................     1.40%    3,434    9.878160       33,922       0.08%      -20.28%

     Fidelity(R) VIP II - Contrafund Portfolio:
        Service Class
        2002 ..........................................     1.40%    9,529    8.353442       79,600       0.75%      -10.69%
        2001 ..........................................     1.40%    9,921    9.353696       92,798       0.79%      -13.60%
        2000 ..........................................     1.40%    6,693   10.825529      72,455       0.05%       -8.01%

     Fidelity(R) VIP III - Growth Opportunities
        Portfolio: Service Class
        2002 ..........................................     1.40%    3,807    5.631197       21,438       0.90%      -23.01%
        2001 ..........................................     1.40%    3,807    7.314276       27,845       0.26%      -15.64%
        2000 ..........................................     1.40%    3,324    8.670739       28,822       0.00%      -18.33%

     Gartmore GVIT Emerging Markets Fund - Class I
        2002 ..........................................     1.40%    2,130    6.784099       14,450       0.22%      -16.42%
        2001 ..........................................     1.40%    1,004    8.116661        8,149       1.20%       -6.52%

     Gartmore GVIT Global Health Sciences Fund
        - Class I
        2002 ..........................................     1.40%      441    8.262252        3,644       0.00%      -17.38%5/1/02

        Gartmore GVIT Global Technology and
        Communications Fund - Class I
        2002 ..........................................     1.40%    1,514    1.910471        2,892       0.67%      -43.58%
        2001 ..........................................     1.40%    1,514    3.386452        5,127       0.00%      -43.53%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

                                                           Contract                                      Investment
                                                           Expense               Unit       Contract       Income        Total
                                                            Rate*     Units   Fair Value  Owners'Equity     Ratio**  Return***
                                                           --------  -------  ----------  -------------  ----------  --------------
Gartmore GVIT Government Bond Fund - Class I
   2002 ...................................................  1.40%    21,004  $12.756340   $  267,934       4.41%      9.43%
   2001 ...................................................  1.40%    14,698   11.657054      171,335       6.35%      5.75%
   2000 ...................................................  1.40%     9,659   11.023698      106,478       3.00%     10.97%

Gartmore GVIT Growth Fund - Class I
   2002 ...................................................  1.40%    10,487    3.769867       39,535       0.00%    -29.72%
   2001 ...................................................  1.40%    10,377    5.364127       55,664       0.00%    -29.15%
   2000 ...................................................  1.40%     4,555    7.570947       34,486       0.01%    -27.56%

Gartmore GVIT Money Market Fund - Class I
   2002 ...................................................  1.40%    23,287   10.754184      250,433       1.12%     -0.21%
   2001 ...................................................  1.40%    37,457   10.776329      403,649       3.02%      2.15%
   2000 ...................................................  1.40%   117,676   10.550029    1,241,485       4.96%      4.55%
   1999 ...................................................  1.40%     6,004   10.090878       60,586       0.35%      0.91% 9/30/99

Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
   2002 ...................................................  1.40%       377    8.046365        3,033       0.03%    -26.41%
   2001 ...................................................  1.40%       377   10.933371        4,122       0.47%     -4.62%
   2000 ...................................................  1.40%       377   11.462858        4,321       1.34%      6.11%

Gartmore GVIT Small Cap Growth Fund - Class I
   2002 ...................................................  1.40%     2,912    7.880865       22,949       0.00%    -34.22%
   2001 ...................................................  1.40%     4,240   11.981329       50,801       0.00%    -12.10%
   2000 ...................................................  1.40%     1,875   13.629995       25,556       0.00%    -17.34%

Gartmore GVIT Small Cap Value Fund - Class I
   2002 ...................................................  1.40%     8,918   11.067332       98,698       0.01%    -28.18%
   2001 ...................................................  1.40%     9,815   15.410765      151,257       0.04%     26.47%
   2000 ...................................................  1.40%     2,891   12.185229       35,227       0.00%      9.65%

Gartmore GVIT Small Company Fund - Class I
   2002 ...................................................  1.40%     7,826   10.619233       83,106       0.00%    -18.49%
   2001 ...................................................  1.40%     8,221   13.027737      107,101       0.12%     -8.02%
   2000 ...................................................  1.40%     5,183   14.163507       73,409       0.00%      7.38%

Gartmore GVIT Total Return Fund - Class I
   2002 ...................................................  1.40%    12,545    7.390371       92,712       0.87%    -18.51%
   2001 ...................................................  1.40%    12,848    9.069269      116,522       1.00%    -13.06%
   2000 ...................................................  1.40%     7,311   10.431879       76,267       0.53%     -3.48%

Gartmore GVIT Worldwide Leaders Fund - Class I
   2002 ...................................................  1.40%       863    5.799437        5,005       1.20%    -26.44%
   2001 ...................................................  1.40%       863    7.883471        6,803       3.25%    -19.95%
   2000 ...................................................  1.40%       140    9.848693        1,379       1.73%    -13.54%

J.P.Morgan GVIT Balanced Fund - Class I
   2002 ...................................................  1.40%     6,348    8.121890       51,558       2.59%    -13.54%
   2001 ...................................................  1.40%     4,320    9.393922       40,582       3.89%     -5.03%
   2000 ...................................................  1.40%       424    9.891564        4,194      23.00%     -1.74%

Janus AS - Capital Appreciation Portfolio - Service Shares
   2002 ...................................................  1.40%    27,048    5.195269      140,522       0.31%    -17.10%
   2001 ...................................................  1.40%    29,207    6.266779      183,034       0.95%    -22.92%
   2000 ...................................................  1.40%    17,900    8.130665      145,539       1.04%    -18.69% 1/27/00

                                                           Contract                                      Investment
                                                           Expense               Unit       Contract       Income         Total
                                                            Rate*     Units   Fair Value  Owners'Equity   Ratio**       Return***
                                                           --------  -------  ----------  -------------  ----------  ---------------
Janus AS - Global Technology Portfolio - Service Shares
   2002 ..................................................   1.40%    23,431  $ 2.339124   $   54,808       0.00%    -41.75%
   2001 ..................................................   1.40%    23,812    4.015999       95,629       0.53%    -38.20%
   2000 ..................................................   1.40%    19,841    6.497870      128,924       1.21%    -35.02% 1/27/00

Janus AS - International Growth Portfolio - Service Shares
   2002 ..................................................   1.40%    14,399    4.514191       65,000       0.65%    -26.79%
   2001 ..................................................   1.40%    14,723    6.166223       90,785       0.80%    -24.50%
   2000 ..................................................   1.40%     8,093    8.167360       66,098       1.04%    -18.33% 1/27/00

MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
   2002 ..................................................   1.40%     2,053   11.544091       23,700       5.32%      5.71%
   2001 ..................................................   1.40%     2,130   10.920881       23,261       7.13%      2.72%
   2000 ..................................................   1.40%     1,182   10.631465       12,566       3.41%      4.18%

Neuberger Berman AMT - Guardian Portfolio
   2002 ..................................................   1.40%       942    8.155738        7,683       0.79%    -27.48%
   2001 ..................................................   1.40%     1,273   11.246113       14,316       0.23%     -2.90%
   2000 ..................................................   1.40%       461   11.581399        5,339       0.00%     -0.28%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2002 ..................................................   1.40%     6,789    7.007798       47,576       0.00%    -30.33%
   2001 ..................................................   1.40%     8,072   10.058649       81,193       0.00%    -25.71%
   2000 ..................................................   1.40%     3,100   13.539428       41,972       0.00%     -8.75%

Neuberger Berman AMT - Partners Portfolio
   2002 ..................................................   1.40%     1,350    7.757913       10,473       0.57%    -25.21%
   2001 ..................................................   1.40%     1,636   10.372420       16,969       0.43%     -4.20%
   2000 ..................................................   1.40%     1,265   10.826755       13,696       0.00%     -0.70%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002 ..................................................   1.40%    13,157    6.131117       80,667       0.67%    -28.80%
   2001 ..................................................   1.40%    13,940    8.611534      120,045       1.25%    -32.24%
   2000 ..................................................   1.40%    12,131   12.708360      154,165       0.00%    -12.48%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002 ..................................................   1.40%    13,977    7.861902      109,886       0.60%    -27.88%
   2001 ..................................................   1.40%    14,674   10.901827      159,973       0.75%    -13.81%
   2000 ..................................................   1.40%    10,980   12.648451      138,880       0.01%      1.62%

Oppenheimer Global Securities Fund/VA - Initial Class
   2002 ..................................................   1.40%     6,802    6.331165       43,065       0.57%    -23.23%
   2001 ..................................................   1.40%     6,429    8.246547       53,017       1.50%    -13.28%
   2000 ..................................................   1.40%     2,985    9.509088       28,385       0.00%     -4.91% 5/1/00

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2002 ..................................................   1.40%    23,246    7.100693      165,063       0.76%    -19.94%
   2001 ..................................................   1.40%    23,752    8.868722      210,650       0.61%    -11.43%
   2000 ..................................................   1.40%    17,667   10.012734      176,895       0.01%    -10.05%

Strong GVIT Mid Cap Growth Fund - Class I
   2002 ..................................................   1.40%     2,044    5.065409       10,354       0.00%    -37.90%
   2001 ..................................................   1.40%     5,127    8.156718       41,819       0.00%    -31.29%
   2000 ..................................................   1.40%     2,594   11.871593       30,795       0.00%    -16.56%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

                                                               Contract                                         Investment
                                                                Expense              Unit          Contract       Income
                                                                 Rate*    Units    Fair Value   Owners'Equity      Ratio**
                                                               --------   -----   -----------   -------------   ----------
   Strong Opportunity Fund II, Inc. ........................
      2002 .................................................     1.40%    9,051    $ 6.703248      $60,671         0.37%
      2001 .................................................     1.40%    9,952      9.290050       92,455         0.66%
      2000 .................................................     1.40%    3,679      9.762926       35,918         0.00%

   Turner GVIT Growth Focus Fund - Class I

      2002 .................................................     1.40%      516      2.141179        1,105         0.00%
      2001 .................................................     1.40%    1,668      3.800451        6,339         0.00%

   Van Eck WIT - Worldwide Emerging Markets Fund

      2002 .................................................     1.40%      172      8.296039        1,427         0.18%
      2001 .................................................     1.40%       97      8.665393          841         0.00%
      2000 .................................................     1.40%       97      8.951361          868         0.00%

   Van Eck WIT - Worldwide Hard Assets Fund

      2002 .................................................     1.40%    4,018      9.583147       38,505         0.74%
      2001 .................................................     1.40%    3,018     10.002743       30,188         1.14%
      2000 .................................................     1.40%    3,018     11.328950       34,191         0.00%

   Van Kampen UIF - Emerging Markets Debt Portfolio

      2000 .................................................     1.40%      255     12.435607        3,171        20.48%

   Van Kampen UIF - Mid Cap Growth Portfolio

      2001 .................................................     1.40%      587      5.999237        3,522         0.00%

   Van Kampen UIF - U.S. Real Estate Portfolio

      2002 .................................................     1.40%    5,607     13.128753       73,613         4.62%
      2001 .................................................     1.40%    2,010     13.420828       26,976         6.58%
      2000 .................................................     1.40%      242     12.392833        2,999         3.20%
                                                                                                 ---------

Contract Owners' Equity Total By Year

   2002 ....................................................                                    $2,940,894
                                                                                                ==========

   2001 ....................................................                                    $3,686,330
                                                                                                ==========

   2000 ....................................................                                    $3,528,491
                                                                                                ==========

   1999 ....................................................                                    $   60,586
                                                                                                ==========

                                                                 Total
                                                               Return***
                                                               ---------
   Strong Opportunity Fund II, Inc. ........................
      2002 .................................................     -27.84%
      2001 .................................................      -5.06%
      2000 .................................................      -2.37% 5/1/00

   Turner GVIT Growth Focus Fund - Class I

      2002 .................................................     -43.66%
      2001 .................................................     -39.89%

   Van Eck WIT - Worldwide Emerging Markets Fund

      2002 .................................................      -4.26%
      2001 .................................................      -3.19%
      2000 .................................................     -42.68%

   Van Eck WIT - Worldwide Hard Assets Fund

      2002 .................................................      -4.19%
      2001 .................................................     -11.71%
      2000 .................................................       9.85%

   Van Kampen UIF - Emerging Markets Debt Portfolio

      2000 .................................................       9.84%

   Van Kampen UIF - Mid Cap Growth Portfolio

      2001 .................................................     -30.31%

   Van Kampen UIF - U.S. Real Estate Portfolio

      2002 .................................................      -2.18%
      2001 .................................................       8.30%
      2000 .................................................       3.91% 9/21/00

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-10:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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     Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company